Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Balance Sheet Parenthetical) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	378,000,000	378,000,000
Ordinary shares, shares issued	123,472,524	123,472,524
Ordinary shares, shares outstanding	134,123,218	134,123,218
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	122,000,000	122,000,000
Ordinary shares, shares issued	60,684,573	60,684,573
Ordinary shares, shares outstanding	54,767,703	54,767,703
Parent Company [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	378,000,000	378,000,000
Ordinary shares, shares issued	123,472,524	123,472,524
Ordinary shares, shares outstanding	134,123,218	134,123,218
Parent Company [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	122,000,000	122,000,000
Ordinary shares, shares issued	60,684,573	60,684,573
Ordinary shares, shares outstanding	54,767,703	54,767,703